other long-term liabilities	12 Months Ended
Dec. 31, 2024
other long-term liabilities
other long-term liabilities

27other long-term liabilities

As at December 31 (millions)	Note	2024	2023
Contract liabilities	24	$112	$84
Other		2	2
Deferred revenues		114	86
Pension benefit liabilities	15	447	453
Other post-employment benefit liabilities		86	76
Derivative liabilities	4(h)	118	191
Deferred capital expenditure government grants		49	—
Investment in real estate joint venture	21(a)	4	—
Other		48	57
		866	863
Deferred customer activation and connection fees	24	3	4
		$869	$867